SHARE-BASED COMPENSATION - Summary of option activity (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2017 CAD ($) shares year	Dec. 31, 2016 USD ($) shares year	Dec. 31, 2016 CAD ($) shares year
Options
Beginning balance outstanding (in shares)	16,119	13,911	13,911
Granted (in shares)	2,352	3,245	3,245
Exercised (in shares)	(24)	(59)	(59)
Forfeited (in shares)	(648)	(610)	(610)
Expired (in shares)	(1,170)	(368)	(368)
Ending balance outstanding (in shares)	16,629	16,119	16,119
Options exercisable (in shares)	12,803		11,738
Weighted– Average Exercise price ($CAD)
Beginning balance outstanding (in $CAD per share)	$ 1.29	$ 1.48
Granted (in $CAD per share)	1.28	0.62
Exercised (in $CAD per share)	0.55	0.48
Forfeited (in $CAD per share)	2.27	1.09
Expired (in $CAD per share)	2.19	$ 3.25
Ending balance outstanding (in $CAD per share) | $	1.19		$ 1.29
Weighted Average Exercise price exercisable (in $CAD per share) | $	$ 1.28		$ 1.55
Weighted– Average Remaining Contractual Term (Years)
Beginning balance outstanding | year	5.7	5.9	5.9
Granted | year	9.7	8.7	8.7
Exercised | year	7.3	8.7	8.7
Forfeited | year	1.8	5.4	5.4
Ending balance outstanding | year	5.9	5.7	5.7
Weighted Average Remaining Contractual Term exercisable | year	5.1		4.8